Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (81,508)	$ (20,926)
Net loss per share attributable to common stockholders:
Basic and diluted	113,184,357	100,114,664
Basic and diluted	$ (0.72)	$ (0.21)